Related Parties	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Parties

NOTE 8 - RELATED PARTIES

UPI entered into a lease agreement, dated as of November 2015 and commencing as of May 2016, for office space located at 689 Fifth Avenue in New York. UPI shared the office space equitably with Kite Pharma, Inc., a Delaware corporation, which is a cosignatory to such lease agreement. Arie Belldegrun, M.D., UPL’s chairman, served as the Chairman and Chief Executive Officer of Kite Pharma, Inc. until his resignation effective as of October 3, 2017, in connection with the acquisition of Kite Pharma, Inc. by Gilead Sciences, Inc.

In April 2018, the Company terminated its lease for offices at 689 Fifth Avenue in New York. The Company expects the office to be assumed by other tenants in the near future. However, until the assumption takes place, the Company has recorded an estimate of approximately $291 in early termination expense on the lease for the six months ended June 30, 2018. The Company also recorded a loss on disposal of fixed assets of $183 for the six months ended June 30, 2018, regarding the accelerated depreciation on the leasehold improvements associated with the lease.